Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Grants receivable	$ 819,615		$ 804,152
Advance payments received	$ 568,844		935,817
Tax positions, description	More than 50% likely of being realized upon ultimate settlement.
Property and equipment, description	The Company capitalizes all furniture and equipment with cost greater than $1,000 and benefiting more than one accounting period in the period purchased.
Recognized impairment losses			(74,483)	$ (173,500)
Write downs of excess and obsolete inventories	0	$ 0
Employee Stock Option [Member]
Summary of Significant Accounting Policies (Textual)
Stock-based compensation expense			127,247	0
Directors and Consultants [Member]
Summary of Significant Accounting Policies (Textual)
Stock-based compensation expense	362,482	217,605	319,057	82,284
Affiliates [Member]
Summary of Significant Accounting Policies (Textual)
Stock-based compensation expense			0	252
Non-Employees [Member]
Summary of Significant Accounting Policies (Textual)
Stock-based compensation expense	$ 112,561	$ 0	$ 610,893	$ 171,500
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Project costs in grants percentage	50.00%
Useful lives of acquired intangibles	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Project costs in grants percentage	100.00%
Useful lives of acquired intangibles	19 years